ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, gross	$ 15,571	$ 13,596
Less: Allowance for doubtful accounts	(4,591)	(3,815)	$ (1,727)	$ (4,458)
Accounts receivable, net	$ 10,980	$ 9,781